NOTE 18: SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2018
Note 18 Supplemental Disclosure With Respect To Cash Flows
Disclosure of detailed information about non-cash transactions

Significant non-cash transactions were as follows:

		Years ended December 31,
	Note	2018	2017	2016
Conversion of convertible debt to share purchase warrants	13	$1,292,265	$–	$–
Shares issued to marketing services company	14(a)	477,180	–	–
Shares issued to former CEO	14(a)	477,180	–	–
Conversion of notes payable into units	13	114,567	–	–
		$2,361,192	$–	$–